Stockholders' Equity - Common Stock - Additional Information (Detail) (USD $)			12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Mar. 31, 2011 Stock-Based Compensation Plans and Arrangements [Member] Common Stock [Member]	Mar. 31, 2011 Stock-Based Compensation Plans and Arrangements [Member] Treasury Stock [Member]	Mar. 31, 2011 Stock-Based Compensation Plans and Arrangements [Member] Additional Paid-In Capital [Member]
Class of Stock [Line Items]
Shareholders authorized the issuance of common stock	1,125,000,000	1,125,000,000
Common stock, par or stated value per share	$ 0.20	$ 0.20
Common stock, shares issued	536,000,000	529,000,000
Common stock, shares outstanding	453,000,000
Common shares unissued but encumbered	40,000,000
Retired common stock held in treasury, shares			(70,074,369)	70,074,369		70,000,000
Retired common stock held in treasury			$ (14,000,000)	$ 1,904,000,000	$ (1,890,000,000)		$ 1,900,000,000
Decrease in common stock due to retirement of treasury stock						14,000,000
Decrease in additional paid in capital due to retirement of treasury stock								$ 1,900,000,000